NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE SECURED NOTES PAYABLE

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$0.10	1,666,667	1,250,000	$0.15	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$0.10	1,173,333	873,340	$0.15	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$0.10	1,333,333	1,000,000	$0.15	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$0.10	1,333,333	1,000,000	$0.15	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$0.10	666,667	500,000	$0.15	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	750,000	$0.15	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$0.10	1,306,667	980,000	$0.15	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$0.10	1,493,334	1,126,660	$0.15	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$0.23	440,000	550,000	$0.23	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$0.23	434,783	543,479	$0.23	5/8/26
Total	$1,100,200					12,848,117	10,073,479

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.

SCHEDULE OF NOTES PAYABLE

As of July 31, 2025, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity
Lender	Date	Date	Date	Amount
Feehan Partners	10/28/24	10/28/25	4/30/26	$25,000
Feehan Partners	11/4/24	11/4/25	4/30/26	$25,000
Feehan Partners	11/20/24	11/20/25	4/30/26	$25,000
Feehan Partners	12/3/24	12/3/25	4/30/26	$25,000
Feehan Partners	4/15/25	4/15/26	4/30/26	$25,000
Feehan Partners	6/30/25	10/28/25	4/30/26	$40,000
				$165,000

As of January 31, 2025, the Company’s outstanding notes payable are as follows:

	Issue	Maturity
Lender	Date	Date	Amount
Feehan Partners	10/28/24	10/28/25	$25,000
Feehan Partners	11/4/24	11/4/25	$25,000
Feehan Partners	11/20/24	11/20/25	$25,000
Feehan Partners	12/3/24	12/3/25	$25,000
Total			$100,000

SCHEDULE OF FUTURE MINIMUM PAYMENTS	The future payments are as follows:
Fiscal Year
2026	$-
2027	$165,000
2028	$-
2029	$-
2030	$-
Thereafter	$-
Total	$165,000
The future payments are as follows:
Fiscal Year
2026	$100,000
2027	$-
2028	$-
2029	$-
2030	$-
Thereafter	$-
Total	$100,000